TAXATION	6 Months Ended
Dec. 31, 2021
TAXATION
TAXATION

8.    TAXATION

Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.

	12/31/2021	12/31/2020
Current tax expense	(11,916,178)	(6,716,736)
Deferred tax	5,179,763	875,283
Total	(6,736,415)	(5,841,453)

The gross movement on the deferred income tax account is as follows:

	12/31/2021	12/31/2020
Beginning of the period deferred tax	(22,421,125)	(14,164,930)
Charge of the period	5,179,763	875,283
Charge to OCI	1,326,453	35,204
Conversion difference	(2,993,421)	(145,175)
Total net deferred tax	(18,908,330)	(13,399,618)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	12/31/2021	12/31/2020
Earning before income tax-rate	14,340,137	1,270,149
Income tax expense by applying tax rate in force in the respective countries	(7,314,555)	(4,007,409)
Share of profit or loss of subsidiaries, joint ventures and associates	269,138	100,552
Stock options charge	(180,523)	(29,199)
Rate change adjustment	—	(163,269)
Non-deductible expenses	(315,241)	(295,416)
Representation expenses	(3,039)	(10,972)
Foreign investment coverage	140,720	248,743
Tax inflation adjustment	1,097,315	(1,197,624)
Result of inflation effect on monetary items and other finance results	(479,093)	(457,537)
Others	48,863	(29,322)
Income tax expenses	(6,736,415)	(5,841,453)